SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 15. SUBSEQUENT EVENTS	During the fourth quarter of 2014, debt and accrued interest in the amount of $1,545,614 was converted into 7,656,671 common shares.